Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000156058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156058 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156058 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000156058 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156058 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000156058 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000156058 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000156058 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000156058 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156058 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000156058 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156058 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000156058 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156058 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156058 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156058 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156058 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156058 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156058 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156058 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000156058 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156058 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156058 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156058 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156058 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008460 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008460 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008460 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008460 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008460 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008460 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008460 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008460 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008460 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008460 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008460 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008460 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008460 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008460 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008460 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008460 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008460 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008460 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008460 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008460 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000008460 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008460 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008460 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008460 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008460 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008460 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008463 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008463 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008463 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008463 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008463 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008463 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008463 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008463 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008463 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008463 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000008463 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008463 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008463 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008463 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008463 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008461 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008461 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008461 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008461 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008461 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008461 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008461 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008461 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008461 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008461 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008461 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008461 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000008461 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008461 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008461 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008461 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008461 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008461 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008464 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008464 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000008464 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000008464 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008464 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008464 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000008464 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008464 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008464 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008464 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008464 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008466 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008466 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000008466 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000008466 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008466 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008466 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000008466 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008466 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008466 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008466 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008466 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074340 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074340 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000074340 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000074340 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000074340 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074340 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000074340 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000074340 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074340 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074340 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074340 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000101896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000101896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000101896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000101896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000101896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101896 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101896 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000217963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000217963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000217963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000217963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217963 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217963 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262332 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000262332 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000262332 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000262332 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000262332 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000262332 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000262332 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262332 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262332 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262332 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000262332 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074342 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000074342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000074342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074342 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000074342 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074341 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074341 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000074341 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074341 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074341 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074341 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000074341 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074341 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074341 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074341 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000074341 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008469 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008469 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000008469 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008469 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008469 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008469 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008469 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008469 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008469 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008469 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000008469 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000008467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008467 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000008467 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109254 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109254 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109254 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109254 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109254 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000109254 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109254 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000109254 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109254 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109254 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109254 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109254 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000109255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109255 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109255 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109255 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109255 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109255 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000109255 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109255 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000109255 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109255 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109255 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109255 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109255 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000109257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000109257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000109257 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109257 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109257 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109257 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000109256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000109256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000109256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000109256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000109256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109256 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109256 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000117283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117283 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000117283 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[1]
C000117283 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000117283 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000117283 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[1]
C000117283 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000117283 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[1]
C000117283 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[1]
C000117283 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117283 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117283 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000117283 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117283 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000117283 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117283 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117283 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117283 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117283 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000117282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117282 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000117282 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[2]
C000117282 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000117282 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000117282 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[2]
C000117282 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000117282 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[2]
C000117282 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[2]
C000117282 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117282 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117282 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000117282 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117282 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000117282 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117282 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117282 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117282 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117282 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000117281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117281 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000117281 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[3]
C000117281 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000117281 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000117281 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[3]
C000117281 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000117281 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[3]
C000117281 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[3]
C000117281 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117281 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117281 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000117281 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117281 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000117281 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117281 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117281 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117281 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117281 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000117280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117280 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000117280 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[4]
C000117280 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000117280 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000117280 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[4]
C000117280 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000117280 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[4]
C000117280 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%	[4]
C000117280 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117280 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117280 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000117280 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117280 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000117280 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117280 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117280 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117280 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117280 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000206050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206050 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206050 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000206050 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000206050 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000206050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000206050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000206050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206050 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000206050 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206050 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000206050 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000206050 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206050 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206050 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000206050 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000206050 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206051 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206051 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000206051 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000206051 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000206051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000206051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000206051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206051 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000206051 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206051 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000206051 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000206051 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206051 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206051 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000206051 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000206051 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140622 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140622 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000140622 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000140622 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000140622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000140622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000140622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000140622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000140622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000140622 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000140622 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000140622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000140622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140622 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000140622 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000140622 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140623 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140623 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000140623 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000140623 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000140623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000140623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000140623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000140623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000140623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140623 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000140623 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000140623 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000140623 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000140623 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140623 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140623 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000140623 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000140623 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227353 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227353 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000227353 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000227353 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000227353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000227353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000227353 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227353 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000227353 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227353 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000227353 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000227353 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227353 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227353 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000227353 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000227353 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226979 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000226979 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000226979 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[5]
C000226979 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[5]
C000226979 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[5]
C000226979 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000226979 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[5]
C000226979 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000226979 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226979 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226979 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000226979 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226979 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226979 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226979 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000226979 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226979 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226979 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226978 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000226978 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[6]
C000226978 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[6]
C000226978 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[6]
C000226978 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[6]
C000226978 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000226978 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[6]
C000226978 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000226978 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226978 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226978 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000226978 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226978 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226978 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000226978 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226978 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226978 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226976 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000226976 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
C000226976 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[7]
C000226976 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[7]
C000226976 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[7]
C000226976 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000226976 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[7]
C000226976 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000226976 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226976 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226976 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000226976 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226976 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226976 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000226976 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226976 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226977 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000226977 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000226977 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[8]
C000226977 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%	[8]
C000226977 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[8]
C000226977 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[8]
C000226977 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[8]
C000226977 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000226977 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226977 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226977 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000226977 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226977 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226977 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000226977 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000226977 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.